Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurements [Abstract]
Schedule of Financial Assets Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis as of June 30, 2026 and December 31,2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	June 30, 2026
Description	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Public Warrants	$3,545,244	$—	$—
Warrant liability - Private Placement Warrants	$972,177	$—	$—

	December 31, 2025
Description	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Public Warrants	$11,323,046	$—	$—
Warrant liability - Private Placement Warrants	$3,668,436	$—	$—

Changes in Fair Value of Warrant Liabilities

The following table presents the changes in the fair value of warrant liabilities for the six months ended June 30, 2026:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2025	$3,668,436	$11,323,046	$14,991,482
Warrants exercised for common shares	(626,379)	(1,150)	(627,529)
Change in fair value of warrant liabilities	(2,069,880)	(7,776,652)	(9,846,532)
Fair value as of June 30, 2026	$972,177	$3,545,244	$4,517,421